Supplement dated May 14, 2019
to the Prospectuses and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectuses Dated	SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) - Limited Duration Credit Fund	5/1/2019	5/1/2019
Effective immediately, Timothy Doubek has returned from a medical leave of absence to resume his investment responsibilities as a Co-Portfolio Manager of the Fund.
Shareholders should retain this Supplement for future reference.
 S-6679-5 A (5/19)